TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Assets received in total or partial settlement of payment obligations of debtors in other movements		$ 17
Tangible assets	$ 9,608,300	7,243,441	$ 6,995,890
Property, plant and equipment for own-use and given in operating lease, net	7,007,876	4,680,543
Right-of-use assets	1,482,036	1,351,624
Disposals, property, plant and equipment	(389,858)	(51,499)	(173,224)
Disposals, investment property	(57,162)	(5,209)	(69,575)
Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Capitalized expenses	4,096	4,250	802
Borrowing costs capitalized	20,057	12,666
Decommissioning cost	658	799	1,723
Dividend received in kind	1,651
Discontinued operation, Tangible assets	$ 4,203	$ 12,223	9,488
Capitalized interest rate	18.16%	14.87%
Tangible assets	$ 6,935,437	$ 4,600,105	4,427,803
Investment property [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Assets received in total or partial settlement of payment obligations of debtors	157,008	37,049	56,144
Tangible assets	882,979	972,935	906,469
Biological assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	235,409	238,339	230,672
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	13,680,962	11,157,542	10,630,546	$ 10,746,735
Purchases or capitalized expenses	1,155,071	891,358	910,673
Transfers from other accounts receivable for concession contracts and intangible assets	2,816,300
Transfers from other accounts receivable for concession contracts and intangible assets, reclassification from financial assets	2,648,078
Transfers from other accounts receivable for concession contracts and intangible assets, reclassification from intangible assets - concessions	168,222
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	9,702,586	7,368,175	7,113,556	7,456,503
Purchases or capitalized expenses	585,117	631,313	561,009
Transfers from other accounts receivable for concession contracts and intangible assets	2,816,300
Gross carrying amount [member] | Investment property [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	882,979	972,935	906,469	880,963
Purchases or capitalized expenses	165,271	37,859	56,307
Gross carrying amount [member] | Biological assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	235,409	238,339	230,672	212,630
Purchases or capitalized expenses	27,222	26,572	26,118
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2,827)	(7,344)	(5,751)	(5,747)
Accumulated impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ (2,765)	$ (7,290)	$ (5,341)	$ (5,372)